Tax-Managed Value Portfolio

July 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 2.0%
Hexcel Corp.	210,930	$7,867,689
Raytheon Technologies Corp.	113,000	6,404,840

		$14,272,529

Banks — 14.2%
Bank of America Corp.	729,421	$18,147,995
Citigroup, Inc.	81,079	4,054,761
JPMorgan Chase & Co.	345,410	33,380,422
KeyCorp.	669,553	8,041,332
PNC Financial Services Group, Inc. (The)	142,029	15,150,233
Truist Financial Corp.	257,513	9,646,437
U.S. Bancorp	187,164	6,895,122
Wells Fargo & Co.	188,847	4,581,428

		$99,897,730

Biotechnology — 0.5%
Royalty Pharma PLC, Class A(1)	82,011	$3,530,574

		$3,530,574

Building Products — 0.4%
Carrier Global Corp.	113,000	$3,078,120

		$3,078,120

Capital Markets — 3.5%
Ameriprise Financial, Inc.	32,971	$5,065,335
Goldman Sachs Group, Inc. (The)	62,358	12,344,390
Raymond James Financial, Inc.	107,736	7,485,497

		$24,895,222

Consumer Finance — 0.8%
American Express Co.	59,190	$5,523,611

		$5,523,611

Containers & Packaging — 3.5%
Ball Corp.	203,965	$15,017,943
Packaging Corp. of America	102,107	9,814,525

		$24,832,468

Diversified Telecommunication Services — 3.8%
Verizon Communications, Inc.	462,890	$26,606,917

		$26,606,917

Security	Shares	Value
Electric Utilities — 4.7%
NextEra Energy, Inc.	116,889	$32,810,742

		$32,810,742

Electrical Equipment — 1.0%
Rockwell Automation, Inc.	33,916	$7,398,436

		$7,398,436

Entertainment — 0.8%
Walt Disney Co. (The)	49,648	$5,805,837

		$5,805,837

Equity Real Estate Investment Trusts (REITs) — 4.5%
AvalonBay Communities, Inc.	47,915	$7,336,745
Boston Properties, Inc.	59,105	5,265,664
Cousins Properties, Inc.	134,131	4,120,504
CubeSmart	334,925	9,937,225
Mid-America Apartment Communities, Inc.	42,931	5,116,946

		$31,777,084

Food Products — 5.0%
General Mills, Inc.	53,745	$3,400,446
Mondelez International, Inc., Class A	277,606	15,404,357
Nestle S.A.	138,900	16,518,224

		$35,323,027

Health Care Equipment & Supplies — 3.0%
Baxter International, Inc.	61,563	$5,317,812
Medtronic PLC	47,517	4,584,440
Stryker Corp.	58,093	11,229,377

		$21,131,629

Health Care Providers & Services — 1.5%
UnitedHealth Group, Inc.	34,362	$10,404,126

		$10,404,126

Household Durables — 0.9%
D.R. Horton, Inc.	99,360	$6,573,658

		$6,573,658

Industrial Conglomerates — 1.8%
Honeywell International, Inc.	83,731	$12,506,899

		$12,506,899

Insurance — 2.0%
Allstate Corp. (The)	72,830	$6,874,424
Travelers Cos., Inc. (The)	64,030	7,326,312

		$14,200,736

Security	Shares	Value
Interactive Media & Services — 3.4%
Alphabet, Inc., Class A(1)	7,924	$11,790,516
Alphabet, Inc., Class C(1)	8,199	12,158,789

		$23,949,305

IT Services — 3.2%
Cognizant Technology Solutions Corp., Class A	207,422	$14,171,071
Visa, Inc., Class A	44,697	8,510,309

		$22,681,380

Life Sciences Tools & Services — 2.4%
Thermo Fisher Scientific, Inc.	40,907	$16,933,453

		$16,933,453

Machinery — 2.9%
Ingersoll Rand, Inc.(1)	353,722	$11,174,078
Otis Worldwide Corp.	56,500	3,544,810
Parker-Hannifin Corp.	32,913	5,888,794

		$20,607,682

Multi-Utilities — 3.5%
CMS Energy Corp.	68,853	$4,418,986
Sempra Energy	162,537	20,229,355

		$24,648,341

Oil, Gas & Consumable Fuels — 4.7%
Chevron Corp.	182,306	$15,302,765
EOG Resources, Inc.	85,021	3,983,234
Phillips 66	217,699	13,501,692

		$32,787,691

Personal Products — 2.7%
Estee Lauder Cos., Inc. (The), Class A	94,712	$18,709,408

		$18,709,408

Pharmaceuticals — 9.0%
Eli Lilly & Co.	84,130	$12,643,898
Johnson & Johnson	152,761	22,266,443
Merck & Co., Inc.	167,049	13,404,012
Zoetis, Inc.	101,295	15,364,425

		$63,678,778

Security	Shares	Value
Road & Rail — 1.3%
Union Pacific Corp.	50,876	$8,819,355

		$8,819,355

Semiconductors & Semiconductor Equipment — 2.8%
Intel Corp.	258,430	$12,334,864
QUALCOMM, Inc.	69,710	7,362,073

		$19,696,937

Software — 1.2%
Microsoft Corp.	25,630	$5,254,406
Oracle Corp.	52,884	2,932,418

		$8,186,824

Specialty Retail — 4.8%
Best Buy Co., Inc.	84,496	$8,414,957
Home Depot, Inc. (The)	81,060	21,520,619
TJX Cos., Inc. (The)	68,155	3,543,379

		$33,478,955

Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	34,180	$14,527,867

		$14,527,867

Textiles, Apparel & Luxury Goods — 1.9%
Lululemon Athletica, Inc.(1)	41,147	$13,397,052

		$13,397,052

Total Common Stocks (identified cost $363,859,168)		$702,672,373

Short-Term Investments — 0.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(2)	2,242,410	$2,242,186

Total Short-Term Investments (identified cost $2,242,209)		$2,242,186

Total Investments — 100.1% (identified cost $366,101,377)		$704,914,559

Other Assets, Less Liabilities — (0.1)%		$(507,168)

Net Assets — 100.0%		$704,407,391

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2020.

The Portfolio did not have any open derivative instruments at July 31, 2020.

At July 31, 2020, the value of the Portfolio’s investment in affiliated funds was $2,242,186, which represents 0.3% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended July 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$1,365,228	$35,907,560	$(35,031,745)	$1,178	$(35)	$2,242,186	$10,822	2,242,410

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$56,362,059	$—		$—	$56,362,059
Consumer Discretionary	53,449,665	—		—	53,449,665
Consumer Staples	37,514,211	16,518,224		—	54,032,435
Energy	32,787,691	—		—	32,787,691
Financials	144,517,299	—		—	144,517,299
Health Care	115,678,560	—		—	115,678,560
Industrials	66,683,021	—		—	66,683,021
Information Technology	65,093,008	—		—	65,093,008
Materials	24,832,468	—		—	24,832,468
Real Estate	31,777,084	—		—	31,777,084
Utilities	57,459,083	—		—	57,459,083
Total Common Stocks	$686,154,149	$16,518,224	*	$—	$702,672,373
Short-Term Investments	$—	$2,242,186		$—	$2,242,186
Total Investments	$686,154,149	$18,760,410		$—	$704,914,559

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.